CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Notes Receivable [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance, beginning at Dec. 27, 2009		$ 874,353	$ 496	$ 692,700	$ (565)	$ 225,313	$ (43,591)
Balance beginning (in shares) at Dec. 27, 2009			49,647,260
Equity contributions:
Share issuance (in Shares)			31,774,830
Share issuance			318	(318)
Shares purchased (in shares)			62,188
Shares purchased		626		626
Shares repurchased (in shares)			(127,605)
Shares repurchased		(1,282)		(1,282)
Equity related compensation		4,727		4,727
Notes receivable from officers		565			565
Comprehensive earnings		16,096				22,037	(5,941)
Balance, ending at Dec. 26, 2010		895,085	814	696,453		247,350	(49,532)
Balance ending (in shares) at Dec. 26, 2010			81,356,673
Equity contributions:
Shares purchased (in shares)			44,794
Shares purchased		558		558
Shares repurchased (in shares)			(128,874)
Shares repurchased		(1,624)	(1)	(1,623)
Equity related compensation		1,151		1,151
Comprehensive earnings		(49,818)				(46,914)	(2,904)
Balance, ending at Dec. 25, 2011		845,352	813	696,539		200,436	(52,436)
Balance ending (in shares) at Dec. 25, 2011 (Scenario, Previously Reported [Member])		81,272,593	81,272,593
Balance ending (in shares) at Dec. 25, 2011			81,272,578
Equity contributions:
Shares repurchased (in shares)			(60,714)
Shares repurchased		(846)	(1)	(845)
Equity related compensation		725		725
Comprehensive earnings		9,461				8,857	604
Balance, ending at Sep. 23, 2012		854,692	812	696,419		209,293	(51,832)
Balance ending (in shares) at Sep. 23, 2012			81,211,864
Balance, beginning at Dec. 25, 2011		845,352	813	696,539		200,436	(52,436)
Balance beginning (in shares) at Dec. 25, 2011 (Scenario, Previously Reported [Member])		81,272,593	81,272,593
Balance beginning (in shares) at Dec. 25, 2011			81,272,578
Equity contributions:
Shares repurchased (in shares)			(61,921)
Shares repurchased		(878)	(1)	(877)
Equity related compensation		850		850
Comprehensive earnings		43,402				52,519	(9,117)
Balance, ending at Dec. 30, 2012		888,726	812	696,512		252,955	(61,553)
Balance ending (in shares) at Dec. 30, 2012		81,210,672	81,210,672
Equity contributions:
Share issuance (in Shares)			36,153,849
Share issuance		624,258	361	623,897
Shares repurchased (in shares)			(8,319)
Shares repurchased		(191)		(191)
Shares forfeited(in Shares)			(135,407)
Shares forfeited			(1)	1
Equity related compensation		5,616		5,616
Dividends ($0.36 per shares)	[1]	(42,187)				(42,187)
Comprehensive earnings		60,681				33,642	27,039
Balance, ending at Sep. 29, 2013		$ 1,536,903	$ 1,172	$ 1,325,835		$ 244,410	$ (34,514)
Balance ending (in shares) at Sep. 29, 2013		117,220,795	117,220,795

[1]	$0.18 per share quarterly, declared May 2013 and September 2013